Sohu.com Limited Shareholders' Equity (Sogou 2010 Share Incentive Plan, Share Option Activity) (Details) - Sogou [Member] - Sogou 2010 Share Incentive Plan [Member] - Share Options [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning balance		7,162
Number of Shares, Granted		1,099
Number of Shares, Exercised		(4,233)
Number of Shares, Forfeited or expired		(132)
Number of Shares, Outstanding, Ending balance		3,896	7,162
Number of Shares, Vested and expected to vest thereafter, Ending balance		3,395
Number of Shares, Exercisable, Ending balance		1,570
Weighted Average Exercise Price, Outstanding, Beginning balance		$ 0.377
Weighted Average Exercise Price, Granted		0.001
Weighted Average Exercise Price, Exercised		0.426
Weighted Average Exercise Price, Forfeited or expired		0.001
Weighted Average Exercise Price, Outstanding, Ending balance		0.232	$ 0.377
Weighted Average Exercise Price, Vested and expected to vest thereafter, Ending balance		0.266
Weighted Average Exercise Price, Exercisable, Ending balance		$ 0.001
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning balance		4 years 4 months 17 days	4 years 5 months 12 days
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending balance		4 years 4 months 17 days	4 years 5 months 12 days
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest thereafter, Ending balance		4 years 5 months 15 days
Weighted Average Remaining Contractual Life (Years), Exercisable, Ending balance		5 years 9 months 7 days
Aggregate Intrinsic Value, Outstanding, Ending balance	[1]	$ 30,850
Aggregate Intrinsic Value, Vested and expected to vest thereafter, Ending balance	[1]	26,767
Aggregate Intrinsic Value, Exercisable, Ending balance	[1]	$ 12,794
Closing price		$ 8.15
ADS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price		$ 8.15

[1]	The aggregate intrinsic values in the preceding table represent the difference between Sogou’s closing price of $8.15 per Sogou ADS (each representing one Sogou Class A Ordinary Share) on December 31, 2020 and the exercise prices of the share options.